John Hancock Funds II
601 Congress Street
Boston, MA 02210
May 1, 2008
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Funds II (the “Registrant”) File Nos. 333-126293; 811-21779
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”) in lieu of filing under paragraph (b) or (c) of Rule 497, the undersigned hereby certifies that the forms of the Class ABC, Class 1 and Class 5 shares Prospectuses and the Statement of Additional Information for the Registrant’s Lifestyle Portfolios dated May 1, 2008 contains no changes from the forms of Prospectuses and Statement of Additional Information for the Registrant contained in Post-effective Amendment No. 18 to the Registration Statement on Form N-1A filed electronically with the Commission on April 23, 2008, via EDGAR. A copy of the Class R shares Prospectus for the Lifestyle Portfolios contained in Post-Effective Amendment No. 18 has been filed pursuant to Rule 497(c) under the 1933 Act.
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Kinga Kapuscinski at 617-663-3872.
Sincerely,
/s/David D. Barr
David D. Barr, Esq.
Counsel and Assistant Secretary